Distribution Date:	03/17/22	BANK 2017-BNK9
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK9

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540RAA2	2.322000%	26,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540RAB0	2.766000%	27,104,000.00	18,904,744.42	640,791.52	43,575.44	0.00	0.00	684,366.96	18,263,952.90	31.09%	30.00%
A-SB	06540RAC8	3.470000%	39,690,000.00	39,690,000.00	0.00	114,770.25	0.00	0.00	114,770.25	39,690,000.00	31.09%	30.00%
A-3	06540RAD6	3.279000%	170,000,000.00	170,000,000.00	0.00	464,525.00	0.00	0.00	464,525.00	170,000,000.00	31.09%	30.00%
A-4	06540RAE4	3.538000%	437,655,000.00	437,655,000.00	0.00	1,290,352.83	0.00	0.00	1,290,352.83	437,655,000.00	31.09%	30.00%
A-S	06540RAH7	3.829000%	41,293,000.00	41,293,000.00	0.00	131,759.08	0.00	0.00	131,759.08	41,293,000.00	26.82%	25.88%
B	06540RAJ3	4.031000%	82,586,000.00	82,586,000.00	0.00	277,420.14	0.00	0.00	277,420.14	82,586,000.00	18.27%	17.63%
C	06540RAK0	4.216236%	51,303,000.00	51,303,000.00	0.00	180,254.64	0.00	0.00	180,254.64	51,303,000.00	12.95%	12.50%
D	06540RAU8	2.800000%	47,549,000.00	47,549,000.00	0.00	110,947.67	0.00	0.00	110,947.67	47,549,000.00	8.03%	7.75%
E	06540RAW4	3.367000%	21,273,000.00	21,273,000.00	0.00	59,688.49	0.00	0.00	59,688.49	21,273,000.00	5.83%	5.63%
F	06540RAY0	3.367000%	15,015,000.00	15,015,000.00	0.00	42,129.59	0.00	0.00	42,129.59	15,015,000.00	4.28%	4.13%
G	06540RBA1	3.367000%	41,293,526.00	41,293,526.00	0.00	79,677.32	0.00	0.00	79,677.32	41,293,526.00	0.00%	0.00%
R	06540RBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2F3FW7	4.216236%	52,686,290.90	50,871,698.49	33,725.87	176,834.75	0.00	0.00	210,560.62	50,837,972.62	0.00%	0.00%
Regular SubTotal			1,053,725,816.90	1,017,433,968.91	674,517.39	2,971,935.20	0.00	0.00	3,646,452.59	1,016,759,451.52

X-A	06540RAF1	0.770279%	700,727,000.00	666,249,744.42	0.00	427,665.11	0.00	0.00	427,665.11	665,608,952.90
X-B	06540RAG9	0.178603%	175,182,000.00	175,182,000.00	0.00	26,073.39	0.00	0.00	26,073.39	175,182,000.00
X-D	06540RAL8	1.416236%	47,549,000.00	47,549,000.00	0.00	56,117.18	0.00	0.00	56,117.18	47,549,000.00
X-E	06540RAN4	0.849236%	21,273,000.00	21,273,000.00	0.00	15,054.84	0.00	0.00	15,054.84	21,273,000.00
X-F	06540RAQ7	0.849236%	15,015,000.00	15,015,000.00	0.00	10,626.07	0.00	0.00	10,626.07	15,015,000.00
X-G	06540RAS3	0.849236%	41,293,526.00	41,293,526.00	0.00	29,223.30	0.00	0.00	29,223.30	41,293,526.00
Notional SubTotal			1,001,039,526.00	966,562,270.42	0.00	564,759.89	0.00	0.00	564,759.89	965,921,478.90

Deal Distribution Total					674,517.39	3,536,695.09	0.00	0.00	4,211,212.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540RAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540RAB0	697.48909460	23.64195396	1.60771251	0.00000000	0.00000000	0.00000000	0.00000000	25.24966647	673.84714064
A-SB	06540RAC8	1,000.00000000	0.00000000	2.89166667	0.00000000	0.00000000	0.00000000	0.00000000	2.89166667	1,000.00000000
A-3	06540RAD6	1,000.00000000	0.00000000	2.73250000	0.00000000	0.00000000	0.00000000	0.00000000	2.73250000	1,000.00000000
A-4	06540RAE4	1,000.00000000	0.00000000	2.94833334	0.00000000	0.00000000	0.00000000	0.00000000	2.94833334	1,000.00000000
A-S	06540RAH7	1,000.00000000	0.00000000	3.19083331	0.00000000	0.00000000	0.00000000	0.00000000	3.19083331	1,000.00000000
B	06540RAJ3	1,000.00000000	0.00000000	3.35916669	0.00000000	0.00000000	0.00000000	0.00000000	3.35916669	1,000.00000000
C	06540RAK0	1,000.00000000	0.00000000	3.51353020	0.00000000	0.00000000	0.00000000	0.00000000	3.51353020	1,000.00000000
D	06540RAU8	1,000.00000000	0.00000000	2.33333340	0.00000000	0.00000000	0.00000000	0.00000000	2.33333340	1,000.00000000
E	06540RAW4	1,000.00000000	0.00000000	2.80583322	0.00000000	0.00000000	0.00000000	0.00000000	2.80583322	1,000.00000000
F	06540RAY0	1,000.00000000	0.00000000	2.80583350	0.00000000	0.00000000	0.00000000	0.00000000	2.80583350	1,000.00000000
G	06540RBA1	1,000.00000000	0.00000000	1.92953539	0.87629790	14.83343031	0.00000000	0.00000000	1.92953539	1,000.00000000
R	06540RBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2F3FW7	965.55854703	0.64012610	3.35637121	0.03614792	0.61558518	0.00000000	0.00000000	3.99649731	964.91842093

Notional Certificates
X-A	06540RAF1	950.79787766	0.00000000	0.61031630	0.00000000	0.00000000	0.00000000	0.00000000	0.61031630	949.88341094
X-B	06540RAG9	1,000.00000000	0.00000000	0.14883601	0.00000000	0.00000000	0.00000000	0.00000000	0.14883601	1,000.00000000
X-D	06540RAL8	1,000.00000000	0.00000000	1.18019685	0.00000000	0.00000000	0.00000000	0.00000000	1.18019685	1,000.00000000
X-E	06540RAN4	1,000.00000000	0.00000000	0.70769708	0.00000000	0.00000000	0.00000000	0.00000000	0.70769708	1,000.00000000
X-F	06540RAQ7	1,000.00000000	0.00000000	0.70769697	0.00000000	0.00000000	0.00000000	0.00000000	0.70769697	1,000.00000000
X-G	06540RAS3	1,000.00000000	0.00000000	0.70769689	0.00000000	0.00000000	0.00000000	0.00000000	0.70769689	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/22 - 02/28/22	30	0.00	43,575.44	0.00	43,575.44	0.00	0.00	0.00	43,575.44	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	114,770.25	0.00	114,770.25	0.00	0.00	0.00	114,770.25	0.00
A-3	02/01/22 - 02/28/22	30	0.00	464,525.00	0.00	464,525.00	0.00	0.00	0.00	464,525.00	0.00
A-4	02/01/22 - 02/28/22	30	0.00	1,290,352.83	0.00	1,290,352.83	0.00	0.00	0.00	1,290,352.83	0.00
X-A	02/01/22 - 02/28/22	30	0.00	427,665.11	0.00	427,665.11	0.00	0.00	0.00	427,665.11	0.00
X-B	02/01/22 - 02/28/22	30	0.00	26,073.39	0.00	26,073.39	0.00	0.00	0.00	26,073.39	0.00
X-D	02/01/22 - 02/28/22	30	0.00	56,117.18	0.00	56,117.18	0.00	0.00	0.00	56,117.18	0.00
X-E	02/01/22 - 02/28/22	30	0.00	15,054.84	0.00	15,054.84	0.00	0.00	0.00	15,054.84	0.00
X-F	02/01/22 - 02/28/22	30	0.00	10,626.07	0.00	10,626.07	0.00	0.00	0.00	10,626.07	0.00
X-G	02/01/22 - 02/28/22	30	0.00	29,223.30	0.00	29,223.30	0.00	0.00	0.00	29,223.30	0.00
A-S	02/01/22 - 02/28/22	30	0.00	131,759.08	0.00	131,759.08	0.00	0.00	0.00	131,759.08	0.00
B	02/01/22 - 02/28/22	30	0.00	277,420.14	0.00	277,420.14	0.00	0.00	0.00	277,420.14	0.00
C	02/01/22 - 02/28/22	30	0.00	180,254.64	0.00	180,254.64	0.00	0.00	0.00	180,254.64	0.00
D	02/01/22 - 02/28/22	30	0.00	110,947.67	0.00	110,947.67	0.00	0.00	0.00	110,947.67	0.00
E	02/01/22 - 02/28/22	30	0.00	59,688.49	0.00	59,688.49	0.00	0.00	0.00	59,688.49	0.00
F	02/01/22 - 02/28/22	30	0.00	42,129.59	0.00	42,129.59	0.00	0.00	0.00	42,129.59	0.00
G	02/01/22 - 02/28/22	30	574,726.62	115,862.75	0.00	115,862.75	36,185.43	0.00	0.00	79,677.32	612,524.64
RR Interest	02/01/22 - 02/28/22	30	30,421.52	178,739.25	0.00	178,739.25	1,904.50	0.00	0.00	176,834.75	32,432.90
Totals			605,148.14	3,574,785.02	0.00	3,574,785.02	38,089.93	0.00	0.00	3,536,695.09	644,957.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,211,212.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,349,933.52	Master Servicing Fee	6,489.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,964.48
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.67
ARD Interest	0.00	Operating Advisor Fee	1,297.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	221.57
Extension Interest	0.00
Interest Reserve Withdrawal	238,510.03
Total Interest Collected	3,588,443.55	Total Fees	13,658.52

Principal		Expenses/Reimbursements
Scheduled Principal	674,517.39	Reimbursement for Interest on Advances	125.33
Unscheduled Principal Collections		ASER Amount	21,731.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,668.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	564.36
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	674,517.39	Total Expenses/Reimbursements	38,089.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,536,695.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	674,517.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,211,212.48
Total Funds Collected	4,262,960.94	Total Funds Distributed	4,262,960.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,017,433,969.88	1,017,433,969.88	Beginning Certificate Balance	1,017,433,968.91
(-) Scheduled Principal Collections	674,517.39	674,517.39	(-) Principal Distributions	674,517.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,016,759,452.49	1,016,759,452.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,019,127,140.66	1,019,127,140.66	Ending Certificate Balance	1,016,759,451.52
Ending Actual Collateral Balance	1,018,573,709.45	1,018,573,709.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹

Scheduled	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP
5,000,000 or less	8	24,582,044.41	2.42%	68	4.7585	1.674913	1.40 or less	13	296,370,673.08	29.15%	69	4.4824	(0.119684)
5,000,001 to 10,000,000	11	83,884,556.85	8.25%	63	4.6072	1.468856	1.41 to 1.50	2	10,924,045.32	1.07%	69	4.8603	1.424751
10,000,001 to 15,000,000	5	61,285,942.28	6.03%	75	4.5960	1.969694	1.51 to 1.60	3	39,576,559.46	3.89%	69	4.3564	1.572773
15,000,001 to 25,000,000	7	130,063,090.12	12.79%	68	4.1640	2.683728	1.61 to 1.70	4	41,437,189.16	4.08%	69	4.4940	1.663167
25,000,001 to 50,000,000	5	172,998,765.80	17.01%	68	4.3175	1.665885	1.71 to 1.80	3	72,968,073.65	7.18%	68	4.1683	1.764235
50,000,001 or greater	6	489,604,503.64	48.15%	69	4.0792	1.340363	1.81 to 1.90	3	37,277,020.84	3.67%	69	4.4562	1.884603
Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033	1.91 to 2.50	6	145,860,643.15	14.35%	70	4.4021	2.188740
							2.51 to 3.00	4	265,050,000.00	26.07%	67	3.8221	2.643334
							3.01 or greater	4	52,954,698.44	5.21%	60	3.8752	4.692544
							Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³

State	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	State	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	54,340,549.39	5.34%	68	4.2923	NAP	Texas	10	116,253,211.03	11.43%	71	4.2172	0.918038
Alabama	1	1,000,769.63	0.10%	67	4.3790	2.803600	Utah	2	5,996,598.23	0.59%	67	4.6006	2.036967
Arizona	2	40,010,000.00	3.94%	68	4.2326	2.263187	Virginia	1	8,184,734.64	0.80%	9	4.3150	1.215300
California	8	225,651,311.43	22.19%	66	4.0286	1.226831	Washington	2	32,120,283.34	3.16%	69	4.3157	1.783957
Colorado	1	2,122,113.91	0.21%	67	4.3790	2.803600	Totals	88	1,016,759,452.49	100.00%	68	4.2331	1.634033
Delaware	1	14,935,711.88	1.47%	93	4.7900	1.179900
									Property Type³
Florida	3	4,753,581.48	0.47%	68	4.4782	2.197930
Georgia	3	29,745,086.40	2.93%	68	4.0589	2.167266
							Property Type	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
Illinois	2	16,260,665.54	1.60%	68	4.5378	0.905901		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	1,567,470.49	0.15%	67	4.3790	2.803600	Defeased	23	54,340,549.39	5.34%	68	4.2923	NAP
Kansas	2	7,577,775.45	0.75%	69	4.6131	1.800505	Industrial	4	48,892,755.44	4.81%	57	4.0212	3.071513
Louisiana	1	4,291,460.66	0.42%	68	4.8200	1.745300	Lodging	5	224,766,948.89	22.11%	69	4.4262	(0.472380)
Maryland	3	60,011,286.09	5.90%	69	4.7690	0.250560	Mixed Use	2	10,726,560.30	1.05%	69	4.1204	1.778806
Massachusetts	1	60,000,000.00	5.90%	68	4.1460	1.770800	Mobile Home Park	2	7,592,235.53	0.75%	69	4.5043	1.752777
Michigan	4	31,172,977.86	3.07%	69	4.4589	1.495045	Multi-Family	2	41,510,695.84	4.08%	69	4.4054	1.877150
Minnesota	3	4,171,883.01	0.41%	67	4.3790	2.803600	Office	13	318,794,817.90	31.35%	67	3.8429	2.400042
Nevada	1	9,335,474.88	0.92%	69	5.0000	1.014600	Other	1	19,000,000.00	1.87%	69	4.3300	1.885800
New Jersey	1	66,400,000.00	6.53%	72	4.3550	2.084200	Retail	34	280,484,889.23	27.59%	72	4.5056	1.947796
New York	2	33,750,000.00	3.32%	69	4.3956	1.325107	Self Storage	2	10,650,000.00	1.05%	33	4.4062	2.981736
North Carolina	1	6,923,583.34	0.68%	67	3.7700	2.709400	Totals	88	1,016,759,452.49	100.00%	68	4.2331	1.634033
Ohio	3	24,260,643.60	2.39%	68	4.1616	2.514818
Pennsylvania	2	107,349,947.31	10.56%	68	3.8590	2.564965
Rhode Island	1	30,000,000.00	2.95%	67	4.4450	2.479400
South Carolina	1	1,410,723.45	0.14%	67	4.3790	2.803600
Tennessee	2	17,161,609.48	1.69%	68	4.6490	1.899147

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning

	Note Rate	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Seasoning	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP
	4.0000% or less	5	270,226,612.99	26.58%	67	3.7601	2.761852	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	18	523,088,499.98	51.45%	67	4.2900	1.285638	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	17	153,871,113.47	15.13%	71	4.7520	0.939912	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	15,232,676.66	1.50%	92	5.2168	0.994275	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033	49 months or greater	42	962,418,903.10	94.66%	68	4.2298	1.640241
								Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Remaining	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP
	60 months or less	2	14,434,734.64	1.42%	9	4.2726	2.297802	Interest Only	14	588,350,000.00	57.87%	68	4.0684	1.814395
61 months to 120 months		39	942,086,966.68	92.66%	69	4.2208	1.634411	240 months or less	1	8,184,734.64	0.80%	9	4.3150	1.215300
121 months to 144 months		1	5,897,201.78	0.58%	128	5.5600	0.962100	241 months to 300 months	3	27,903,785.53	2.74%	82	4.5490	1.437348
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	24	337,980,382.93	33.24%	69	4.4822	1.364119
	Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033	Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)

	Age of Most	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Age of Most	# Of	Scheduled	% Of WAM²	WAC Weighted Avg
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	54,340,549.39	5.34%	68	4.2923	NAP				None
Underwriter's Information		1	20,000,000.00	1.97%	65	3.5625	4.830000
	12 months or less	38	921,762,722.27	90.66%	69	4.2342	1.593747
	13 months to 24 months	2	18,606,233.52	1.83%	43	4.6808	0.476014
	25 months or greater	1	2,049,947.31	0.20%	67	4.6300	1.993000
	Totals	45	1,016,759,452.49	100.00%	68	4.2331	1.634033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310942546	OF	Philadelphia	PA	Actual/360	3.844%	314,823.60	0.00	0.00	N/A	11/11/27	--	105,300,000.00	105,300,000.00	03/11/22
2	300801692	Various Various		Various	Actual/360	3.770%	282,226.39	0.00	0.00	N/A	10/01/27	--	96,250,000.00	96,250,000.00	03/01/22
3	310942335	LO	Dana Point	CA	Actual/360	4.340%	286,922.22	0.00	0.00	N/A	12/11/27	--	85,000,000.00	85,000,000.00	03/11/22
4	309340004	LO	Plano	TX	Actual/360	4.210%	251,456.86	139,244.75	0.00	N/A	11/01/27	--	76,793,748.39	76,654,503.64	03/01/22
5	309340005	RT	Hackensack	NJ	Actual/360	4.355%	224,911.56	0.00	0.00	N/A	03/01/28	--	66,400,000.00	66,400,000.00	03/01/22
6	453011613	OF	Santa Monica	CA	Actual/360	3.563%	110,833.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	03/09/22
6A	310942258				Actual/360	3.563%	55,416.67	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	03/09/22
7	300801704	OF	Boston	MA	Actual/360	4.146%	193,480.00	0.00	0.00	N/A	11/01/27	--	60,000,000.00	60,000,000.00	03/01/22
8	300801709	LO	Linthicum Heights	MD	Actual/360	4.820%	167,134.74	83,707.60	0.00	N/A	12/01/27	--	44,582,473.40	44,498,765.80	09/01/20
9	453011673	Various Various		Various	Actual/360	4.180%	130,044.44	0.00	0.00	N/A	11/05/27	--	40,000,000.00	40,000,000.00	03/05/22
10	300801696	RT	Gilbert	AZ	Actual/360	4.387%	102,363.33	0.00	0.00	N/A	11/01/27	--	30,000,000.00	30,000,000.00	03/01/22
11	300801679	RT	Warwick	RI	Actual/360	4.445%	103,716.67	0.00	0.00	N/A	10/01/27	--	30,000,000.00	30,000,000.00	03/01/22
12	300801717	MF	Kenmore	WA	Actual/360	4.385%	97,200.83	0.00	0.00	N/A	12/01/27	--	28,500,000.00	28,500,000.00	03/01/22
13	310943184	RT	Various	Various	Actual/360	4.379%	80,038.39	0.00	0.00	N/A	10/06/27	--	23,500,000.00	23,500,000.00	03/06/22
14	310940657	98	Oxnard	CA	Actual/360	4.330%	63,987.78	0.00	0.00	N/A	12/11/27	--	19,000,000.00	19,000,000.00	03/11/22
15	1750593	OF	Novi	MI	Actual/360	4.080%	54,898.76	35,212.38	0.00	N/A	12/01/27	--	17,300,030.26	17,264,817.88	03/01/22
16	310940990	IN	Richmond	CA	Actual/360	4.010%	51,719.26	34,319.30	0.00	N/A	10/11/27	--	16,582,591.54	16,548,272.24	03/11/22
17	300801716	RT	New York	NY	Actual/360	4.270%	58,949.72	0.00	0.00	N/A	12/01/27	--	17,750,000.00	17,750,000.00	03/01/22
18	1750402	RT	Dover	DE	Actual/360	4.790%	55,787.86	38,661.51	0.00	N/A	12/01/29	--	14,974,373.39	14,935,711.88	03/01/22
19	1750107	RT	Brooklyn	NY	Actual/360	4.535%	56,435.56	0.00	0.00	N/A	12/01/27	--	16,000,000.00	16,000,000.00	03/01/22
21	1750798	MF	Columbus	OH	Actual/360	4.450%	45,110.69	22,891.34	0.00	N/A	12/01/27	--	13,033,587.18	13,010,695.84	03/01/22
22	1750505	RT	Murfreesboro	TN	Actual/360	4.640%	46,130.91	20,970.77	0.00	N/A	11/01/27	--	12,782,580.25	12,761,609.48	03/01/22
23	1750051	RT	Worcester	MA	Actual/360	4.610%	43,743.78	0.00	0.00	N/A	11/01/27	08/01/27	12,200,000.00	12,200,000.00	03/01/22
24	1750726	IN	Staunton	VA	Actual/360	4.315%	27,722.68	75,622.14	0.00	N/A	12/01/22	--	8,260,356.78	8,184,734.64	03/01/22
25	300801720	RT	Orland Park	IL	Actual/360	4.968%	40,343.23	19,294.51	0.00	N/A	12/01/27	--	10,440,793.39	10,421,498.88	09/01/20
26	300801706	RT	Sacramento	CA	Actual/360	4.061%	32,145.20	20,758.06	0.00	N/A	12/01/27	--	10,177,184.26	10,156,426.20	03/01/22
27	1750262	RT	Suwanee	GA	Actual/360	4.420%	32,218.91	18,376.94	0.00	N/A	12/01/27	--	9,372,015.12	9,353,638.18	03/01/22
28	300801703	LO	Camp Springs	MD	Actual/360	4.537%	32,804.54	18,084.07	0.00	N/A	11/01/27	--	9,296,288.64	9,278,204.57	05/01/20

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	300801715	LO	Las Vegas	NV	Actual/360	5.000%	36,371.61	17,224.66	0.00	N/A	12/01/27	--	9,352,699.54	9,335,474.88	03/01/22
30	300801721	MU	Pasadena	CA	Actual/360	4.000%	27,068.98	24,131.19	0.00	N/A	12/01/27	--	8,700,744.18	8,676,612.99	03/01/22
31	1750838	RT	Farmington	MI	Actual/360	4.920%	33,908.81	13,966.06	0.00	N/A	12/05/27	--	8,861,187.21	8,847,221.15	03/05/22
32	1750920	RT	Shawnee	KS	Actual/360	4.660%	22,920.34	12,080.48	0.00	N/A	12/01/27	--	6,323,822.06	6,311,741.58	03/01/22
33	600941325	RT	Silver Spring	MD	Actual/360	4.750%	23,076.20	11,874.17	0.00	N/A	11/11/27	--	6,246,189.89	6,234,315.72	03/11/22
34	300801710	SS	Grass Valley	CA	Actual/360	4.217%	20,499.31	0.00	0.00	N/A	12/01/22	--	6,250,000.00	6,250,000.00	03/01/22
35	1749598	RT	Coppell	TX	Actual/360	5.560%	25,539.98	8,753.57	0.00	N/A	11/01/32	--	5,905,955.35	5,897,201.78	03/01/22
36	300801718	MH	Houston	TX	Actual/360	4.466%	19,195.54	10,781.69	0.00	N/A	12/01/27	--	5,526,193.05	5,515,411.36	03/01/22
37	1750210	RT	Shreveport	LA	Actual/360	4.820%	16,129.98	11,142.19	0.00	N/A	11/01/27	--	4,302,602.85	4,291,460.66	03/01/22
38	300801705	SS	Brentwood	TN	Actual/360	4.675%	15,998.89	0.00	0.00	N/A	11/01/27	--	4,400,000.00	4,400,000.00	03/01/22
39	610942570	IN	St George	UT	Actual/360	4.700%	15,159.19	7,142.24	0.00	N/A	10/11/27	--	4,146,890.80	4,139,748.56	03/11/22
40	1750728	RT	Allen Park	MI	Actual/360	4.980%	12,857.20	6,156.60	0.00	N/A	11/01/27	--	3,319,415.18	3,313,258.58	03/01/22
41	309340041	RT	Stockbridge	GA	Actual/360	4.751%	9,488.31	4,597.80	0.00	N/A	12/01/27	--	2,567,722.68	2,563,124.88	03/01/22
42	1750162	RT	Colorado Springs	CO	Actual/360	4.580%	7,654.57	8,269.83	0.00	N/A	11/01/27	--	2,148,819.22	2,140,549.39	03/01/22
43	300801719	MH	Fort Pierce	FL	Actual/360	4.606%	7,454.43	3,998.36	0.00	N/A	12/01/27	--	2,080,822.53	2,076,824.17	03/01/22
44	1749930	MU	Philadelphia	PA	Actual/360	4.630%	7,396.39	3,972.71	0.00	N/A	10/01/27	--	2,053,920.02	2,049,947.31	03/01/22
45	410941717	RT	Ann Arbor	MI	Actual/360	4.880%	6,645.88	3,282.47	0.00	N/A	11/11/27	--	1,750,962.72	1,747,680.25	03/11/22
Totals							3,349,933.52	674,517.39	0.00				1,017,433,969.88	1,016,759,452.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,335,153.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,335,466.62	31,040,693.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(7,451,967.62)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(248,129.27)	1,441,409.32	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,491,513.22	0.00	--	--	--	0.00	0.00	0.00	0.00	1,740.20	0.00
6	59,805,804.42	40,832,037.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,874,073.65	9,408,780.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,264,119.00)	758,440.25	01/01/21	09/30/21	10/12/21	5,802,784.56	277,409.77	228,611.24	4,251,797.06	526,159.54	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,793,688.87	2,271,999.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,261,723.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,130,287.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	25,592,603.00	19,212,477.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,573,013.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,978,544.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,560,572.99	3,881,629.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	28,669.95	0.00
17	474,915.85	666,880.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,545,555.00	1,094,750.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,213,744.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,056,067.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,307,615.00	1,015,712.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,586,909.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	26,480.00	0.00	--	--	11/12/21	0.00	0.00	59,520.72	1,072,677.74	326,153.37	0.00
26	3,235,180.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	851,143.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(256,424.78)	325,701.21	01/01/21	09/30/21	03/11/22	0.00	0.00	50,784.42	1,118,671.27	219,719.92	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	633,869.86	782,851.31	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	669,086.09	863,477.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	831,635.55	640,575.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	770,837.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	555,325.00	547,125.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	856,812.00	753,354.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	458,938.29	309,492.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	684,718.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	547,463.22	473,354.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	410,916.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	120,056.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	327,108.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	289,063.00	221,663.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	200,188.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	287,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	286,688.27	86,275.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	185,620,047.61	116,748,738.48				5,802,784.56	277,409.77	338,916.38	6,443,146.07	1,102,442.98	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.

Distribution	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	3	64,198,469.25	0	0.00	1	10,421,498.88	0	0.00	0	0.00	0	0.00	4.233097%	4.200053%	68
02/17/22	0	0.00	0	0.00	3	64,319,555.43	0	0.00	1	10,440,793.39	0	0.00	0	0.00	0	0.00	4.233255%	4.200191%	69
01/18/22	0	0.00	0	0.00	3	64,414,504.61	0	0.00	1	10,455,701.64	0	0.00	0	0.00	0	0.00	4.233379%	4.200299%	70
12/17/21	0	0.00	0	0.00	3	64,509,062.94	0	0.00	1	10,470,546.38	0	0.00	0	0.00	1	14,000,000.00	4.233502%	4.200406%	71
11/18/21	0	0.00	0	0.00	3	64,611,817.01	0	0.00	1	10,486,768.90	0	0.00	0	0.00	0	0.00	4.235144%	4.201879%	71
10/18/21	0	0.00	0	0.00	3	64,705,563.11	0	0.00	1	10,501,481.30	0	0.00	0	0.00	0	0.00	4.235264%	4.201983%	72
09/17/21	0	0.00	0	0.00	3	64,807,534.27	0	0.00	1	10,517,576.27	0	0.00	0	0.00	0	0.00	4.235393%	4.202096%	73
08/17/21	0	0.00	0	0.00	3	64,900,474.71	0	0.00	1	10,532,157.44	0	0.00	0	0.00	0	0.00	4.235511%	4.202199%	74
07/16/21	0	0.00	0	0.00	3	64,993,032.58	0	0.00	1	10,546,676.50	0	0.00	0	0.00	0	0.00	4.235628%	4.202302%	75
06/17/21	0	0.00	0	0.00	3	65,093,858.43	1	10,562,585.14	0	0.00	0	0.00	0	0.00	0	0.00	4.235756%	4.202413%	76
05/17/21	0	0.00	1	16,000,000.00	3	65,185,620.25	1	10,576,974.58	0	0.00	0	0.00	0	0.00	0	0.00	4.235872%	4.198655%	77
04/16/21	1	16,000,000.00	0	0.00	3	65,285,678.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.235999%	4.198768%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	300801709	09/01/20	17	6	228,611.24	4,251,797.06	1,117,256.49	45,713,267.81	11/18/20	2
25	300801720	09/01/20	17	6	59,520.72	1,072,677.74	380,017.05	10,698,529.47	03/27/20	7			05/13/21
28	300801703	05/01/20	21	6	50,784.42	1,118,671.27	323,811.62	9,600,928.90	06/09/20	1
Totals					338,916.38	6,443,146.07	1,821,085.16	66,012,726.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		14,434,735	14,434,735	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,002,324,718	938,126,249	53,776,970		10,421,499

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	1,016,759,452	952,560,983	0	0	53,776,970	10,421,499
Feb-22	1,017,433,970	953,114,414	0	0	53,878,762	10,440,793
Jan-22	1,017,987,610	953,573,105	0	0	53,958,803	10,455,702
Dec-21	1,018,539,131	954,030,068	0	0	54,038,517	10,470,546
Nov-21	1,033,128,182	968,516,365	0	0	54,125,048	10,486,769
Oct-21	1,033,675,337	968,969,774	0	0	54,204,082	10,501,481
Sep-21	1,034,260,178	969,452,644	0	0	54,289,958	10,517,576
Aug-21	1,034,803,000	969,902,525	0	0	54,368,317	10,532,157
Jul-21	1,035,343,745	970,350,713	0	0	54,446,356	10,546,677
Jun-21	1,035,922,406	970,828,547	0	0	54,531,273	10,562,585
May-21	1,036,458,866	955,273,246	0	16,000,000	54,608,646	10,576,975
Apr-21	1,037,033,396	955,747,717	16,000,000	0	65,285,679	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300801709	44,498,765.80	45,713,267.81	48,100,000.00	08/25/21	10,592.00	0.00460	09/30/21	12/01/27	308
25	300801720	10,421,498.88	10,698,529.47	14,800,000.00	09/14/21	(74,881.00)	(0.10460)	12/31/20	12/01/27	308
28	300801703	9,278,204.57	9,600,928.90	13,000,000.00	03/01/22	226,231.71	0.49390	09/30/21	11/01/27	307
Totals		64,198,469.25	66,012,726.18	75,900,000.00		161,942.71

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300801709	LO	MD	11/18/20	2
A receivership order has been entered and foreclosure litigation remains ongoing. Discussions with the borrower continue.

25	300801720	RT	IL	03/27/20	7
Foreclosure sale completed 5/13/2021. Receiver was retained as property manager. Asset is projected to be fully monetized by 12/31/22.

28	300801703	LO	MD	06/09/20	1

The Loan transferred to Special Servicing due to Monetary Default as a result of the COVID-19 pandemic. Special Servicer has filed for foreclosure and to appoint a receiver. Borrower subsequently requested to enter into a modification/

forbearance. Spec ial Servicer is currently seeking approval to enter into a forbearance / modification.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification
								Modification	Modification
		Balance	Rate	Balance	Rate	Modification	Modification Booking	Closing	Effective
Pros ID	Loan Number					Code¹	Date	Date	Date
10	300801696	30,000,000.00	4.38700%	30,000,000.00 4.38700%		10	06/29/20	07/01/20	08/11/20
29	300801715	9,606,738.44	5.00000%	9,606,738.44 5.00000%		10	06/23/20	06/01/20	08/11/20
Totals		39,606,738.44		39,606,738.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,668.81	0.00	0.00	21,731.43	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	82.38	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	564.36	0.00	0.00	0.00	42.95	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,668.81	0.00	564.36	21,731.43	0.00	0.00	125.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,089.93

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK9 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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